Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Company's impaired loans
Recorded Investment	$ 40,986	$ 58,502
Unpaid Principal Balance	44,286	59,354
Related Allowance	6,861	9,028
Average Recorded Investment	49,062	58,776
Interest Income Recognized	1,317	1,999
With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	10,415	22,410
Unpaid Principal Balance	13,715	23,262
Related Allowance
Average Recorded Investment	16,478	18,988
Interest Income Recognized	355	748
With allowance recorded [Member]
Company's impaired loans
Recorded Investment	30,571	36,092
Unpaid Principal Balance	30,571	36,092
Related Allowance	6,861	9,028
Average Recorded Investment	32,854	39,788
Interest Income Recognized	962	1,251
Residential 1-4 Family [Member]
Company's impaired loans
Recorded Investment	9,368	11,573
Unpaid Principal Balance	9,368	11,749
Related Allowance	1,318	1,053
Average Recorded Investment	10,218	12,031
Interest Income Recognized	540	533
Residential 1-4 Family [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	3,418	6,263
Unpaid Principal Balance	3,418	6,439
Related Allowance
Average Recorded Investment	4,134	4,670
Interest Income Recognized	215	271
Residential 1-4 Family [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	5,950	5,310
Unpaid Principal Balance	5,950	5,310
Related Allowance	1,318	1,053
Average Recorded Investment	6,084	7,361
Interest Income Recognized	325	262
Multifamily [Member]
Company's impaired loans
Recorded Investment		412
Unpaid Principal Balance		412
Average Recorded Investment	103	414
Interest Income Recognized		23
Multifamily [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment		412
Unpaid Principal Balance		412
Related Allowance
Average Recorded Investment	103	414
Interest Income Recognized		23
Multifamily [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Commercial real estate [Member]
Company's impaired loans
Recorded Investment	16,943	23,682
Unpaid Principal Balance	17,943	23,682
Related Allowance	2,319	3,744
Average Recorded Investment	19,951	20,287
Interest Income Recognized	575	941
Commercial real estate [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	4,439	6,711
Unpaid Principal Balance	5,439	6,711
Related Allowance
Average Recorded Investment	5,371	4,461
Interest Income Recognized	66	268
Commercial real estate [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	12,504	16,971
Unpaid Principal Balance	12,504	16,971
Related Allowance	2,319	3,744
Average Recorded Investment	14,580	15,826
Interest Income Recognized	509	673
Construction [Member]
Company's impaired loans
Recorded Investment	10,915	16,633
Unpaid Principal Balance	13,215	17,133
Related Allowance	2,014	2,228
Average Recorded Investment	14,337	19,577
Interest Income Recognized	126	323
Construction [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	1,952	8,418
Unpaid Principal Balance	4,252	8,918
Related Allowance
Average Recorded Investment	6,166	7,327
Interest Income Recognized	74	186
Construction [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	8,963	8,215
Unpaid Principal Balance	8,963	8,215
Related Allowance	2,014	2,228
Average Recorded Investment	8,171	12,250
Interest Income Recognized	52	137
Farmland [Member]
Company's impaired loans
Recorded Investment	2,826	4,261
Unpaid Principal Balance	2,826	4,261
Related Allowance	1,160	1,193
Average Recorded Investment	3,192	4,547
Interest Income Recognized	57	129
Farmland [Member] | With no related allowance recorded [Member]
Company's impaired loans
Related Allowance
Average Recorded Investment	37	1,366
Farmland [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	2,826	4,261
Unpaid Principal Balance	2,826	4,261
Related Allowance	1,160	1,193
Average Recorded Investment	3,155	3,181
Interest Income Recognized	57	129
Second mortgages [Member]
Company's impaired loans
Recorded Investment	762	922
Unpaid Principal Balance	762	922
Related Allowance	47	41
Average Recorded Investment	822	805
Interest Income Recognized	10	10
Second mortgages [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment	606	606
Unpaid Principal Balance	606	606
Related Allowance
Average Recorded Investment	667	606
Second mortgages [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	156	316
Unpaid Principal Balance	156	316
Related Allowance	47	41
Average Recorded Investment	155	199
Interest Income Recognized	10	10
Equity lines of Credit [Member]
Company's impaired loans
Recorded Investment	172	170
Unpaid Principal Balance	172	170
Related Allowance	3	15
Average Recorded Investment	223	136
Interest Income Recognized	9	8
Equity lines of Credit [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment		93
Interest Income Recognized
Equity lines of Credit [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment	172	170
Unpaid Principal Balance	172	170
Related Allowance	3	15
Average Recorded Investment	223	43
Interest Income Recognized	9	8
Commercial [Member]
Company's impaired loans
Recorded Investment		849
Unpaid Principal Balance		1,025
Related Allowance		754
Average Recorded Investment	216	979
Interest Income Recognized		32
Commercial [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance		176
Related Allowance
Average Recorded Investment		51
Interest Income Recognized
Commercial [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment		849
Unpaid Principal Balance		849
Related Allowance		754
Average Recorded Investment	216	928
Interest Income Recognized		32
Agricultural [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With no related allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Agricultural [Member] | With allowance recorded [Member]
Company's impaired loans
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized